Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost: beginning balance	$ 837.7
Cost: ending balance	873.1	837.7
Depreciation expense, Accumulated depreciation	(65.4)	(60.3)	(46.4)
Accumulated depreciation: ending	523.5	524.9
Net book value	349.6	312.8
Technology and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost: ending balance	253.0	267.2
Software [Member]
Property, Plant and Equipment [Line Items]
Cost: ending balance	316.0	284.0
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Cost: ending balance	(70.8)	(65.7)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost: ending balance	185.9	176.6
Work in Process [Member]
Property, Plant and Equipment [Line Items]
Cost: ending balance	$ 47.4	$ 44.2